Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended	104 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Percent		21.33%	12.39%		8.60%
Performance Inception Date	Apr. 30, 2015
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.96%	10.81%		7.49%
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.89%	9.63%		6.75%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	1.07%		1.32%
Performance Inception Date	Apr. 30, 2015
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	(0.20%)		0.15%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	0.32%		0.53%
Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.52%	25.96%	15.16%
Class F Prospectus | The Fund's 80/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.01%	23.85%	13.56%
Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.26%	5.53%	1.10%
Class Y Prospectus | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		21.29%	12.50%	8.74%
Performance Inception Date	May 29, 2015
Class Y Prospectus | Catholic Values Equity Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.92%	10.90%	7.58%
Class Y Prospectus | Catholic Values Equity Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.87%	9.72%	6.84%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		5.70%	1.15%	1.48%
Performance Inception Date	May 29, 2015
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.41%	(0.15%)	0.26%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	0.37%	0.63%
Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	25.96%	15.16%
Class Y Prospectus | The Fund's 80/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.00%	23.85%	13.56%
Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.30%	5.53%	1.10%